CONTRACTUAL TRANSMISSION ASSETS	12 Months Ended
Dec. 31, 2022
CONTRACTUAL TRANSMISSION ASSETS
CONTRACTUAL TRANSMISSION ASSETS

NOTE 16 - CONTRACTUAL TRANSMISSION ASSETS

The Company registers the right to the consideration arising from the construction of the transmission projects, within the scope of the concession contracts, under the item Transmission Contractual Assets. The movement of these assets, in the years ended December 31, 2022 and 2021, is shown in the table below:

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance as of December 31, 2020	22,044,369	14,477,124	10,092,792	4,774,239	51,388,524
Acquisition of investee control ¹	—	—	—	1,022,102	1,022,102
Construction revenue	764,804	519,125	116,786	135,125	1,535,840
Financial income	4,238,573	2,922,291	1,836,475	949,287	9,946,626
Regulatory remeasurements - Transmission	1,364,564	2,942,521	312,819	238,840	4,858,744
Write-offs²	—	—	(241,241)	(53,240)	(294,481)
Amortization	(3,917,892)	(2,732,905)	(1,510,376)	(781,214)	(8,942,387)

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance on December 31, 2021	24,494,418	18,128,156	10,607,255	6,285,139	59,514,968
Construction revenue	480,112	605,344	143,735	265,116	1,494,307
Financial income	3,252,503	2,403,532	1,399,382	845,839	7,901,256
Regulatory remeasurements - Transmission	19,874	228,155	21,890	95,259	365,178
Transfers	—	—	—	20,762	20,762
Amortization	(3,483,290)	(2,504,388)	(1,399,078)	(857,505)	(8,244,261)
Balance on December 31, 2022	24,763,617	18,860,799	10,773,184	6,654,610	61,052,210

¹ The merger refers to the acquisition of control of the investee Fronteira Oeste Transmissora de Energia S.A. by CGT Eletrosul, which occurred in May 2021; and

² The transmission concession agreement of the incorporated Amazonas GT was terminated, which was indemnified in the amount of R$239,300.

The Company uses as a construction margin of the concession contracts, which added to the construction cost, forms the construction revenue, the weighted average cost of capital - WACC of Eletrobras, of the year of the start of each contract. Annually, the Company compares the asset balance of each contract with the expected flow of future RAPs, considering the discount rate of each contract. Both positive and negative impacts are recorded in construction revenue.

The remuneration rates used (Financial revenue), established at the beginning of each project, are approximately 8.08% per year for renewed contracts, and 7.51% for bidders.

Contract balances are updated (Monetary update) substantially by the IPCA, except for contracts 004/2004, 010/2005, 005/2005, 006/2005 and 034/2001, which are updated by the IGPM.

In 2022, the RAPs of 17 Eletrobras concessions were readjusted due to Periodic Tariff Review – RTP, impacting the contractual assets of the transmission and the Company’s result by R$365,178, under Regulatory remeasurements - Transmission contracts.

In July 2022, ANEEL, through Resolution No. 3.067/2022, approved the values of the RAPs for the 2022/2023 cycle:

Eletrobras Companies	Approved RAP
Furnas	5,439,877
Chesf	4,230,451
Eletronorte	2,580,273
CGT Eletrosul	1,634,642
13,885,243

In June 2022, SGT/ANEEL published Technical Note No. 085/2022, which revisited the requests for reconsideration filed within the scope of the payment of the financial component and re-profiling of RBSE. The production of effects of this Technical Note depends on adequate procedural instruction for the merit of the requests to be analyzed by the collegiate board of ANEEL. The Company continues to monitor and act on the issue so that the assumptions, methodologies and calculations considered so far remain in force.

Of the current balance of the contractual assets relating to transmission, R$36,041,147 correspond to the right to the consideration originated by the non-depreciated infrastructure of RBSE – Basic Network of the Existing System, upon the renewals of the concessions in 2012, pursuant to Law No. 12,783/2013. The flow estimated by the Company for the receipt of RAPs related to RBSE is shown by cycle in the table below:

Cycles	CGT Eletrosul	Chesf	Eletronorte	Furnas	Total
23-24	479,922	2,571,964	1,129,435	4,213,298	8,394,619
24-25	479,922	2,571,964	1,129,435	4,213,298	8,394,619
25-26	479,922	2,571,964	1,129,435	4,213,298	8,394,619
26-27	479,922	2,571,964	1,129,435	4,213,298	8,394,619
27-28	479,922	2,571,964	1,129,435	4,213,298	8,394,619
Total	2,399,610	12,859,820	5,647,175	21,066,490	41,973,095

Accounting Policy

The Company’s transmission assets are treated within the scope of IFRS 15 – Revenue from Contract with Customer. Following IFRS 15, the entity’s right to consideration arising from completed performance obligations, whose effective right of receipt is conditioned to the fulfillment of other contractual obligations, shall be classified as a contract asset, which the Company identifies as Contractual Assets, in the balance sheet.

In order to develop the activities of construction of the transmission infrastructure and operate and maintain it – O&M, within the scope of the electric power transmission concession contracts, the Company is remunerated by the Permitted Annual Revenue – RAP, and by the residual values corresponding to the undepreciated balance of the transmission projects at the end of the concession, calculated by ANEEL, when contractually provided.

For the purposes of accounting records, the Company, based on the projected costs of construction and operation and maintenance, plus the desired profit margins for these activities, separates RAP, stipulated in the concession agreement (Transmission auction), into two parts: (i) the portion of RAP intended for the remuneration of the Construction activity, and (ii) the portion of RAP intended for the remuneration of the Operation and Maintenance activity.

The desired profitability margins are formed based on the weighted average cost of capital (WACC) of Eletrobras, the risks of delays in the works and the regulatory penalties caused by the unavailability of electricity transmission lines.

As the construction of the transmission project develops, the Company recognizes the contractual revenue as an asset in return for the construction revenue, the values of the RAPs related to the transmission project construction and the residual balance, when contractually provided, proportionate to the execution of the project. The contractual asset of the transmission corresponds, therefore, to the values of the RAPs, related to the construction, and the residual balance, when contractually provided, which will be received in the future, brought to present value, in proportion to the execution of the project.

The (implied) discount rate of each concession agreement represents the index that balances the projected financial flow, formed by the projected construction, operation and maintenance costs, the construction, operation and maintenance margins, the projected RAP flows and the projected residual value, when applicable.

The contractual asset is updated monthly by the implicit interest, based on the discount rate of each contract, and by the monetary restatement (IPCA or IGPM), according to the adjustments of the RAPs.

The Annual Allowable Revenues – RAPs of the concession contracts are reviewed every five years, in the Periodic Tariff Review process of ANEEL – RTP, which mainly analyzes the structure of investments made and the rate of capital remuneration, usually resulting in changes in the values of future RAPs. After the publication of RTP’s results by ANEEL, the Company remeasures the flow of future receipts related to the construction of the transmission projects, and, as a result, the balance of the contractual asset is adjusted to consider the new flow of receivables. The difference between the balance of the contractual asset before the RTP and the balance of the contractual asset after the RTP is recorded in the result of the period, under Regulatory Remeasurements – Transmission Agreements.

The effective right to receive cash flows (RAPs) related to construction is subject to the satisfaction of another contractual performance obligation, that of operating and maintaining the infrastructure, so the amortization of the contractual asset (reclassification to accounts receivable from customers) occurs as the Company meets the monthly obligations to operate and maintain the infrastructure. This occurs in the period between the completion of the implementation of the transmission project and the end of the concession.

As the obligation to operate and maintain the infrastructure has been met, the Company recognizes, under accounts receivable from customers, in return for operating and maintenance revenue – O&M, the values of the RAPs related to the operation and maintenance of the transmission projects. Direct recognition in accounts receivable from customers, without transit in the contractual asset, is possible, since the right to receive RAP, originated by the execution of the operation and maintenance activity, does not depend on the fulfillment of other obligations.